Deconsolidation of subsidiaries (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deconsolidation Of Subsidiaries
Gain from deconsolidation of subsidiaries		$ 78	$ 10